THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                   ON THE FORM 13F FILED ON NOVEMBER 14, 2002
                            PURSUANT TO A REQUEST FOR
                      CONFIDENTIAL TREATMENT AND FOR WHICH
                    THAT REQUEST EXPIRED ON FEBRUARY 14, 2003

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002
Check here if Amendment [X]; Amendment Number:  1
                                                ------------------
                                             [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Chesapeake Partners Management Co., Inc.
Address:     1829 Reisterstown Road
             Suite 420
             Baltimore, Maryland  21208

Form 13F File Number:  28- 4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Mark D. Lerner
Title:       Vice President
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

     /s/ Mark D. Lerner            Baltimore, Maryland          2/14/03
     ------------------          -----------------------       -----------
       [Signature]                    [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           ----------------------
Form 13F Information Table Entry Total:    14
                                           ----------------------
Form 13F Information Table Value Total:    $180,259
                                           ----------------------
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                                                      FORM 13F INFORMATION TABLE

   COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7             COLUMN 8
   --------            --------     --------   --------   ---------------------   --------    --------    -------------------------
                                                VALUE     SHRS OR   SH/    PUT/  INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE      SHARED     NONE
--------------      --------------    -----    --------   -------   ---    ----  ----------   --------    ----      ------     ----

Amgen, Inc.             Common     031162100   29,379     704,540    SH             SOLE                  SOLE

Bard CR, Inc.           Common     067383109    9,855     180,400    SH             SOLE                  SOLE

Cooper Industries       Common     G24182100   14,201     467,900    SH             SOLE                  SOLE

Expedia Inc.            Common     302125109    8,742     172,600    SH             SOLE                  SOLE

General Motors CL H     Common     370442832    4,064     444,100    SH             SOLE                  SOLE

Hewlett Packard Co.     Common     428236103    2,842     243,569    SH             SOLE                  SOLE

Hotels.com              Common     44147T108    4,805      95,000    SH             SOLE                  SOLE

Intersil Corporation    Common     46069S109    3,279     253,020    SH             SOLE                  SOLE

Liberty Media Ser A     Common     530718105    5,435     757,000    SH             SOLE                  SOLE

NCS Healthcare          Common     628874109      911     398,000    SH             SOLE                  SOLE

Readers Digest Ass'n
Class A                 Common     755267101      939      60,000    SH             SOLE                  SOLE

Syncor International    Common     87157J106    1,284      40,000    SH             SOLE                  SOLE

Ticketmaster Online     Common     88633P203    1,452      95,200    SH             SOLE                  SOLE

TRW, Inc.               Common     872649108   93,071   1,589,600    SH             SOLE                  SOLE
